Trade Receivables - Schedule of Trade Receivables (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2023 INR (₨)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)
Trade and other receivables [abstract]
Trade receivables	₨ 134,026		₨ 130,283
Allowance for lifetime expected credit loss	(6,813)		(10,299)	₨ (11,077)
Total	127,213		119,984
Non-current	863	$ 11	4,765
Current	₨ 126,350	$ 1,537	₨ 115,219